Other Financial Liabilities - Summary of Other Financial Liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Categories of current financial liabilities [abstract]
Derivatives	€ 347
Other current financial liabilities	€ 4,202	€ 3,971